DERIVATIVE ROYALTY ASSET (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Royalty Asset [Abstract]
Disclosure of detailed information about changes in derivative royalty asset [Table Text Block]
Derivative
royalty asset
As at December 31, 2020	$6,432,610
Payments received or due under derivative royalty asset	(2,163,380)
Mark-to-market loss on derivative royalty asset	(235,223)
As at December 31, 2021	$4,034,007
Payments received or due under derivative royalty asset	(2,383,974)
Mark-to-market gain on derivative royalty asset	532,373
As at December 31, 2022	$2,182,406

Current portion	$2,182,406
Long-term portion	$-